AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS

June 30, 2021

(unaudited)

Amount	General Obligation Bonds (18.0%)	Ratings Moody's, S&P and Fitch	Value	(a)

	City and County (3.8%)

	Anchorage, Alaska
$ 600,000	4.000%, 04/01/36 Series 2020 E	NR/AAA/AA+	$ 732,882

	Carson City, Nevada
1,000,000	5.000%, 05/01/28	A1/AA-/NR	1,158,700

	Clark County, Nevada, Refunding
1,000,000	3.000%, 06/01/38 Series 2019	Aa1/AA+/NR	1,097,700

	Houston, Texas Public Improvement
1,000,000	5.000%, 03/01/35 Series A	Aa3/AA/NR	1,186,800

	Juneau, Alaska
1,500,000	4.000%, 06/01/35 Series 2021	NR/AA+/NR	1,851,150

	Kaufman County, Texas Limited Tax
525,000	4.000%, 02/15/33 Series 2021A	NR/AA-/AA	643,325

	Mission, Texas Combination Tax & Revenue Certificates of Obligation
500,000	4.000%, 02/15/32 Series 2021 BAMI Insured	NR/AA/NR	615,295

	North Las Vegas, Nevada Limited Tax
1,000,000	5.000%, 06/01/31 Series 2018 AGMC Insured	A1/AA/NR	1,259,820

	Port Arthur, Texas Combination Tax & Revenue Certificates of Obligation
500,000	4.000%, 02/15/32 Series 2021 BAMI Insured	NR/AA/NR	603,580

	Port of Olympia, Washington Limited Tax
1,385,000	5.000%, 12/01/31 AMT Series B	Aa2/NR/NR	1,732,386

	Reno, Nevada Capital Improvement Refunding
1,000,000	5.000%, 06/01/28	A1/A+/NR	1,084,690

	Rio Grande City, Texas Combination Tax Certificates of Obligation
855,000	4.000%, 02/15/33 Series 2020 AGMC Insured	NR/AA/NR	1,010,986

	San Antonio, Texas General Improvement Bonds
1,000,000	4.000%, 08/01/33 Series 2020	Aaa/AAA/AA+	1,211,270

	Washoe County, Nevada Limited Tax
1,500,000	4.000%, 07/01/32 Series 2021	Aa2/AA/NR	1,873,815

	West Fargo, ND Refunding Improvement Bonds
1,000,000	2.000%, 05/01/27 Series 2020A	A1/NR/NR	1,055,490
1,500,000	3.000%, 05/01/31 Series 2021A	A1/NR/NR	1,639,740

	Total City and County		18,757,629

	Healthcare (0.4%)

	Bexar County, Texas Hospital District Limited Tax
500,000	4.000%, 02/15/37 Series 2020	Aa1/NR/AA+	591,370

	King County, Washington Public Hospital District No. 001, Refunding, Valley Medical Center
1,000,000	5.000%, 12/01/28	A2/NR/NR	1,284,230

	Total Healthcare		1,875,600

	Public Schools (9.2%)

	Alvin, Texas Independent School District
1,000,000	4.000%, 02/15/34 PSF Guaranteed	Aaa/NR/AAA	1,176,660

	Austin, Texas Independent School District Unlimited Tax
1,000,000	4.000%, 08/01/33 Series 2020 PSF Guaranteed	Aaa/NR/NR	1,247,630

	Canyons School District Utah (School Board Guaranty Program)
2,080,000	4.000%, 06/15/31 Series 2021B	Aaa/NR/AAA	2,649,213

	Clark County, Nevada School District Limited Tax
2,000,000	5.000%, 06/15/29 Series B	A1/A+/NR	2,560,220
1,000,000	5.000%, 06/15/35 Series B	A1/A+/NR	1,243,940
1,500,000	3.000%, 06/15/37 Series B AGMC Insured	A1/AA/NR	1,638,960
1,645,000	5.000%, 06/15/28 Series D	A1/A+/NR	1,949,999
2,000,000	4.000%, 06/15/30 Series D	A1/A+/NR	2,257,760

	Crandall, Texas Independent School District Unlimited Tax
1,010,000	3.000%, 08/15/32 Series 2020 PSF Guaranteed	NR/AAA/NR	1,138,624

	Emery County, Utah School District (School Board Guaranty)
1,165,000	3.000%, 06/15/31 Series 2021	Aaa/NR/NR	1,358,553

	Fort Bend, Texas Independent School District Unlimited Tax
1,000,000	4.000%, 08/15/34 Series 2020A PSF Guaranteed	NR/AAA/AAA	1,226,340

	Frenship, Texas Independent School District Unlimited Tax
2,000,000	3.000%, 02/15/34 Series 2021 PSF Guaranteed	Aaa/NR/AAA	2,277,380

	Friendswood, Texas Independent School District Unlimited Tax
750,000	3.000%, 02/15/33 Series 2021 PSF Guaranteed	Aaa/AAA/NR	871,905
500,000	3.000%, 02/15/34 Series 2021 PSF Guaranteed	Aaa/AAA/NR	576,900

	Gregory - Portland, Texas Independent School District Unlimited Tax
535,000	4.000%, 02/15/32 Series 2021A PSF Guaranteed	Aaa/AAA/NR	641,930

	Lewis County, Washington School District No. 302 Chehalis (School Board Guaranty Program)
1,000,000	5.000%, 12/01/34	Aaa/NR/NR	1,173,100

	Lewis & Thurston Counties, Washington School District No. 401 Centalia (School Board Guaranty Program)
1,230,000	5.000%, 12/01/35	Aaa/NR/NR	1,511,412

	Midlothian, Texas Independent School District Unlimited Tax
1,000,000	4.000%, 02/15/37 Series 2020 PSF Guaranteed	Aaa/AAA/NR	1,195,480

	Rio Grande City, Texas Independent School District Unlimited Tax
1,000,000	3.000%, 08/15/35 Series 2020 PSF Guaranteed	NR/AAA/AAA	1,116,420

	Washington County, Utah School District (School Board Guaranty Program)
2,880,000	5.000%, 03/01/30 Series B	Aaa/NR/AAA	3,557,491
3,020,000	5.000%, 03/01/31 Series B	Aaa/NR/AAA	3,720,217

	Washoe County, Nevada School District Limited Tax Improvement
1,000,000	4.000%, 10/01/34 Series 2020A	Aa3/AA/NR	1,212,140
5,385,000	3.000%, 06/01/33 Series 2021	Aa3/AA/NR	6,143,962

	Weatherford, Texas Independent School District Unlimited Tax Refunding
365,000	zero coupon, 02/15/23 Series 2019 PSF Guaranteed	Aaa/NR/NR	363,504
530,000	zero coupon, 02/15/28 Series 2019 PSF Guaranteed	Aaa/NR/NR	496,504

	West Texas Independent School District Unlimited Tax
1,360,000	3.000%, 08/15/32 Series 2020 PSF Guaranteed	NR/AAA/NR	1,548,319

	Total Public Schools		44,854,563

	State (2.3%)

	Texas State Transportation Commission Mobility Fund
1,000,000	5.000%, 10/01/31 Series 2015A	Aaa/AAA/AAA	1,183,130

	Texas State Water Financial Assistance
1,000,000	5.000%, 08/01/30 Series E	Aaa/AAA/AAA	1,180,870

	Utah State
1,000,000	5.000%, 07/01/28	Aaa/AAA/AAA	1,257,280
1,000,000	5.000%, 07/01/29	Aaa/AAA/AAA	1,252,880
1,000,000	3.000%, 07/01/34	Aaa/AAA/AAA	1,120,430

	Washington State Motor Vehicle Fuel Tax
4,365,000	4.000%, 06/01/35 Series 2021D	Aaa/AA+/AA+	5,446,123

	Total State		11,440,713

	Water and Sewer (2.3%)

	Central Utah Water Conservancy District Refunding
1,240,000	4.000%, 04/01/30 Series 2021A	NR/AA+/AA+	1,549,777

	Henderson, Nevada Limited Tax Utility System
1,000,000	3.000%, 06/01/37 Series 2020A-1	Aa2/AA+/NR	1,107,340

	Las Vegas Valley, Nevada Water District Limited Tax
7,000,000	3.000%, 06/01/32 Series 2021C	Aa1/AA/NR	8,120,070

	Magna Water District, Utah
490,000	4.000%, 06/01/22	NR/AA/NR	507,454

	Total Water and Sewer		11,284,641

	Total General Obligation Bonds		88,213,146

	Revenue Bonds (69.6%)

	Airport (5.5%)

	Brownsville, Texas Combination Tax and Airport, Certificates of Obligation
500,000	5.000%, 02/15/28 AMT Series 2018	Aa3/AA/NR	591,380

	Broward County, Florida Port Facilities
1,000,000	4.000%, 09/01/38 AMT Series B	A1/A/NR	1,170,750

	Houston, Texas Airport System Subordinate Lien Refunding
1,000,000	5.000%, 07/01/29 AMT Series C	A1/NR/A	1,256,710

	Metropolitan Washington District of Columbia Airport Authority System, Revenue Refunding
1,000,000	5.000%, 10/01/36 AMT Series A	Aa3/A+/AA-	1,277,530

	Salt Lake City, Utah Airport Revenue, Salt Lake City International Airport
1,000,000	5.000%, 07/01/26 AMT Series A	A2/A/NR	1,203,740
3,750,000	5.000%, 07/01/27 AMT Series A	A2/A/NR	4,634,588
1,000,000	5.000%, 07/01/27 AMT Series A	A2/A/NR	1,235,890
1,000,000	5.000%, 07/01/28 AMT Series A	A2/A/NR	1,264,830
1,000,000	5.000%, 07/01/29 AMT Series A	A2/A/NR	1,252,130
3,100,000	5.000%, 07/01/30 AMT Series A	A2/A/NR	3,772,576
410,000	5.000%, 07/01/34 AMT Series A	A2/A/NR	499,675
1,000,000	5.000%, 07/01/47 AMT Series A	A2/A/NR	1,197,580
1,240,000	5.000%, 07/01/30 Series B	A2/A/NR	1,533,272
850,000	5.000%, 07/01/31 Series B	A2/A/NR	1,047,804
500,000	5.000%, 07/01/31 Series B	A2/A/NR	627,405
1,525,000	5.000%, 07/01/37 Series B	A2/A/NR	1,869,543

	Williston City, North Dakota Airport Revenue Infrastructure Sales Tax
2,365,000	4.000%, 11/01/28	NR/A+/NR	2,527,949

	Total Airport		26,963,352

	Charter Schools (8.1%)

	Utah State Charter School Finance Authority Entheos Academy (School Board Guaranty Program)
1,375,000	4.000%, 10/15/30 Series 2020A	Aa2/NR/NR	1,638,780

	Utah State Charter School Finance Authority George Washington Academy
1,500,000	5.000%, 04/15/35 Series 2015	NR/AA/NR	1,644,120

	Utah State Charter School Finance Authority Good Foundations Academy
450,000	4.750%, 11/15/24 Series A 144A	NR/NR/NR*	450,914
1,655,000	5.550%, 11/15/34 Series A 144A	NR/NR/NR*	1,659,220
3,280,000	5.850%, 11/15/44 Series A 144A	NR/NR/NR*	3,288,036

	Utah State Charter School Finance Authority Hawthorn Academy Project
2,165,000	5.000%, 10/15/29 Series 2014	NR/AA/NR	2,437,335

	Utah State Charter School Finance Authority Lakeview Academy
1,300,000	5.000%, 10/15/35 Series 2015	NR/AA/NR	1,480,128

	Utah State Charter School Finance Authority Legacy Preparatory Academy
405,000	4.000%, 04/15/22	NR/AA/NR	416,142
440,000	4.000%, 04/15/24	NR/AA/NR	477,734
2,530,000	5.000%, 04/15/29	NR/AA/NR	2,851,765

	Utah State Charter School Finance Authority Monticello Academy (School Board Guaranty Program)
1,000,000	5.000%, 04/15/37 Series 2014	NR/AA/NR	1,092,920

	Utah State Charter School Finance Authority Ogden Preparatory Academy (School Board Guaranty Program)
475,000	4.000%, 10/15/22	NR/AA/NR	496,280
505,000	4.000%, 10/15/23	NR/AA/NR	525,781
525,000	4.000%, 10/15/24	NR/AA/NR	546,226

	Utah State Charter School Finance Authority Providence Hall Elementary School (School Board Guaranty Program)
1,000,000	5.250%, 10/15/28 Series 2013A	NR/AA/NR	1,098,490
1,000,000	5.000%, 10/15/33 Series 2013A	NR/AA/NR	1,084,770

	Utah State Charter School Finance Authority Quest Academy
500,000	5.000%, 04/15/37	NR/AA/NR	573,150

	Utah State Charter School Finance Authority Salt Lake Arts Academy (School Board Guaranty Program)
1,000,000	3.000%, 04/15/40 Series 2020A	NR/AA/NR	1,057,080

	Utah State Charter School Finance Authority Utah Charter Academies
500,000	5.000%, 10/15/25 Series 2018	NR/AA/NR	581,445
500,000	5.000%, 10/15/27 Series 2018	NR/AA/NR	606,965
475,000	5.000%, 10/15/28 Series 2018	NR/AA/NR	576,071

	Utah State Charter School Finance Authority Venture Academy
550,000	4.000%, 10/15/24	NR/AA/NR	580,553
855,000	5.000%, 10/15/29	NR/AA/NR	962,550
1,095,000	5.000%, 10/15/34	NR/AA/NR	1,219,206
1,095,000	5.000%, 10/15/38	NR/AA/NR	1,211,760

	Utah State Charter School Finance Authority Vista School
1,080,000	4.000%, 10/15/35	Aa2/NR/NR	1,273,504

	Utah State Charter School Finance Authority Voyage Academy
960,000	5.000%, 03/15/27 144A	NR/NR/NR*	961,478
2,440,000	5.500%, 03/15/37 144A	NR/NR/NR*	2,443,562
4,785,000	5.600%, 03/15/47 144A	NR/NR/NR*	4,791,412

	Utah State Charter School Finance Authority Wasatch Peak Academy Project (School Board Guaranty Program)
740,000	5.000%, 10/15/29	NR/AA/NR	791,978
700,000	5.000%, 10/15/36	NR/AA/NR	744,793

	Total Charter Schools		39,564,148

	Electric (4.3%)

	Consolidated Wyoming Municipalities Electric Facilities Improvement Lease, Gillette
1,000,000	5.000%, 06/01/31	A1/AA-/NR	1,118,280

	Florida State Municipal Power Agency All Requirements Power Supply Project
500,000	3.000%, 10/01/33 Series 2021A	A2/NR/AA-	550,955

	Heber Light & Power Co., Utah Electric Revenue Refunding
500,000	4.000%, 12/15/36 Series 2019 AGMC Insured	A2/AA/AA-	604,990
645,000	4.000%, 12/15/38 Series 2019 AGMC Insured	A2/AA/AA-	776,735

	Jacksonville Electric Authority, Florida Electric System Revenue
35,000	4.500%, 10/01/32 Series Three 2012A	A2/A+/AA	35,103

	Lehi, Utah Electric Utility Revenue
520,000	5.000%, 06/01/29	NR/A+/NR	651,945
850,000	5.000%, 06/01/31	NR/A+/NR	1,054,859

	Lower Colorado River Authority, Texas Revenue Refunding
1,000,000	5.000%, 05/15/36 Series 2020	NR/A/AA-	1,299,120

	Lower Colorado River Authority, Texas Transmission Contract Revenue
1,000,000	5.000%, 05/15/30	NR/A/A+	1,163,830

	San Antonio, Texas Electric & Gas Revenue System
1,250,000	4.000%, 02/01/33	Aa1/AA-/AA-	1,416,763

	Southeast Alaska Power Agency Electric Refunding & Improvement
1,170,000	5.250%, 06/01/30	NR/A/NR	1,338,305

	St. George, Utah Electric Revenue
1,620,000	4.000%, 06/01/32 AGMC Insured	A2/AA/NR	1,841,908

	Texas Municipal Power Agency Transmission System Revenue Refunding
300,000	3.000%, 09/01/30 Series 2021 AGMC Insured†††	A1/AA/NR	325,416
335,000	3.000%, 09/01/31 Series 2021 AGMC Insured†††	A1/AA/NR	361,418

	Utah Associated Municipal Power System Revenue, Horse Butte Wind Project
750,000	5.000%, 09/01/24 Series A	NR/A-/AA-	856,635
445,000	5.000%, 09/01/25 Series A	NR/A-/AA-	524,700
375,000	5.000%, 09/01/30 Series 2017B	NR/A-/AA-	462,075

	Utah Associated Municipal Power System Revenue, Veyo Heat Recovery Project
795,000	5.000%, 03/01/30	NR/A/AA-	909,536
905,000	5.000%, 03/01/32	NR/A/AA-	1,031,175
745,000	5.000%, 03/01/34	NR/A/AA-	847,713

	Utah State Municipal Power Agency Power Supply System Revenue
330,000	5.000%, 07/01/23	NR/A+/AA-	360,868
3,000,000	5.000%, 07/01/38 Series B	NR/A+/AA-	3,516,420

	Total Electric		21,048,749

	Healthcare (1.2%)

	Brevard County, Florida Health Facilities Authority Health First Inc. Project
750,000	5.000%, 04/01/30	A2/A/NR	838,178

	Harris County, Texas Health Facilities Development Corp., Christus Health
540,000	4.750%, 07/01/30 AGMC Insured	A1/AA/NR	541,345

	Miami-Dade County, Florida Public Facilities, Jackson Health System
1,000,000	5.000%, 06/01/29 Series A	Aa3/A+/AA-	1,166,740

	Murray City, Utah Hospital Revenue, IHC Health Services, Inc. VRDN***
2,670,000	0.010%, 05/15/37 (daily floating rate)	Aa1/AA+/NR	2,670,000

	South Dakota State Health & Educational Facilities Authority (Westhills Village Retirement Community)
500,000	3.000%, 09/01/27 Series 2021	NR/A+/NR	544,775

	Total Healthcare		5,761,038

	Higher Education (7.3%)

	Salt Lake County, Utah Westminster College Project
555,000	5.000%, 10/01/21	NR/BBB/NR	561,144
790,000	5.000%, 10/01/22	NR/BBB/NR	833,948
1,970,000	5.000%, 10/01/25	NR/BBB/NR	2,245,702
955,000	5.000%, 10/01/28	NR/BBB/NR	1,082,617
1,845,000	5.000%, 10/01/29	NR/BBB/NR	2,152,857
1,005,000	5.000%, 10/01/29	NR/BBB/NR	1,134,434
1,055,000	5.000%, 10/01/30	NR/BBB/NR	1,186,580

	South Dakota Board of Regents, Housing & Auxiliary Facilities System
500,000	5.000%, 04/01/28	Aa3/NR/NR	605,025

	University of South Florida Financing Corp., Florida COP Refunding Master Lease Program
1,000,000	5.000%, 07/01/31 Series A	A1/A+/NR	1,162,190

	University of Wyoming Facilities Revenue Refunding
530,000	3.000%, 06/01/34 Series 2021A	Aa2/AA-/NR	598,534
545,000	3.000%, 06/01/35 Series 2021A	Aa2/AA-/NR	614,389

	Utah State Board of Regents, Dixie State University
1,800,000	5.000%, 06/01/30 AGMC Insured	NR/AA/NR	2,088,702
660,000	5.000%, 06/01/35 Series B AGMC Insured	NR/AA/NR	795,412
690,000	5.000%, 06/01/36 Series B AGMC Insured	NR/AA/NR	831,740
1,375,000	3.000%, 06/01/36 Series 2019	NR/AA/NR	1,487,571

	Utah State Board of Regents Lease Revenue
450,000	4.625%, 05/01/22 AMBAC Insured	NR/AA/NR	451,638
120,000	4.650%, 05/01/23 AMBAC Insured	NR/AA/NR	120,431

	Utah State Board of Regents, Student Building Fee, Salt Lake Community College
1,295,000	5.000%, 03/01/26 Series 2018	NR/AA/NR	1,509,569
1,000,000	5.000%, 03/01/27 Series 2018	NR/AA/NR	1,164,500

	Utah State Board of Regents, Student Facilities System Revenue, Weber State University
750,000	5.000%, 04/01/29 AGMC Insured	NR/AA/NR	975,068
200,000	5.000%, 04/01/30 AGMC Insured	NR/AA/NR	265,094
1,000,000	3.000%, 04/01/35 Series 2021 BAMAC Insured	NR/AA/NR	1,137,160

	Utah State Board of Regents, University of Utah
500,000	5.000%, 08/01/29 Series A	Aa1/AA+/NR	624,815
480,000	5.000%, 08/01/33 Series A	Aa1/AA+/NR	560,486
600,000	5.000%, 08/01/35 Series A	Aa1/AA+/NR	698,598
500,000	4.000%, 08/01/36 Series A	Aa1/AA+/NR	556,185
650,000	4.000%, 08/01/37 Series A	Aa1/AA+/NR	781,593
650,000	4.000%, 08/01/37 Series A-1	Aa1/AA+/NR	791,330
1,000,000	5.000%, 08/01/35 Series B-1	Aa1/AA+/NR	1,199,850
1,500,000	5.000%, 08/01/36 Series B-1	Aa1/AA+/NR	1,797,180

	Utah State Board of Regents, Utah State University
1,105,000	4.000%, 12/01/30 Series B	NR/AA/NR	1,242,197
2,055,000	3.000%, 12/01/36 Series B	NR/AA/NR	2,229,552

	Washington State Higher Education Facilities Authority Revenue, Whitman College Project
2,070,000	5.000%, 01/01/32	Aa3/NR/NR	2,450,114

	Total Higher Education		35,936,205

	Housing (2.7%)

	King County, Washington Housing Authority Pooled Refunding
2,060,000	4.000%, 11/01/34 Series 2019	NR/AA/NR	2,415,268
910,000	4.000%, 11/01/36 Series 2019	NR/AAA/NR	1,082,682
500,000	4.000%, 06/01/35 Series 2020	NR/AA/NR	586,815

	North Dakota Housing Finance Agency, Home Mortgage Finance Program
400,000	3.000%, 07/01/27 Series A	Aa1/NR/NR	439,720

	South Dakota Housing Development Authority Homeownership Mortgage
250,000	1.000%, 05/01/26 Series 2020C	Aaa/AAA/NR	251,648
500,000	1.350%, 05/01/28 Series 2020C	Aaa/AAA/NR	503,490
500,000	1.400%, 11/01/28 Series 2020C	Aaa/AAA/NR	501,690

	Texas Department of Housing & Community Affair, Single Family Mortgage
955,000	2.000%, 03/01/30 Series 2020A GNMA Insured	Aaa/AA+/NR	985,942

	Utah Housing Corporation Single Family Mortgage
20,000	4.950%, 01/01/32 Series A Class II	Aa2/AA+/AA	20,035
60,000	4.500%, 01/01/24 Series A Class III	Aa3/AA/AA-	60,101
1,315,000	4.600%, 07/01/34 Series B-1 Class I	Aaa/AAA/AAA	1,316,933
40,000	4.625%, 07/01/32 Series B-1 Class II	Aa2/AA+/AA	40,069
35,000	4.500%, 07/01/23 Series C	Aa3/AA/AA-	35,070
1,630,000	3.850%, 01/01/31 AMT Series D Class III FHA Insured	Aa3/AA-/AA-	1,715,005
735,000	4.000%, 01/01/36 Series D FHA Insured	Aa3/AA-/AA-	776,013

	Vancouver, Washington Housing Authority, Anthem Park and Columbia House Projects
500,000	4.000%, 06/01/35 Series 2020	NR/AA/NR	582,355
500,000	3.000%, 06/01/38 Series 2020	NR/AA/NR	533,190

	Wyoming Community Development Authority Housing Revenue
820,000	2.550%, 12/01/23 Series 1	Aa1/AA+/NR	858,261
500,000	3.000%, 12/01/27 Series 1	Aa1/AA+/NR	551,365
150,000	2.450%, 06/01/26 Series 5	Aa1/AA+/NR	160,628

	Total Housing		13,416,280

	Local Public Property (13.6%)

	Alaska State Municipal Bond Bank
540,000	5.000%, 02/01/30 AMT	NR/A+/A	654,577
565,000	5.000%, 02/01/31 AMT	NR/A+/A	681,808
590,000	5.000%, 02/01/32 AMT	NR/A+/A	710,136
670,000	4.000%, 12/01/33	A1/A+/NR	810,894

	Bluffdale, Utah Local Building Authority Lease Revenue
1,215,000	4.000%, 03/01/35	A1/NR/NR	1,351,335

	Brigham, Utah Special Assessment Voluntary Assessment Area
467,000	5.250%, 08/01/23	A1/NR/NR	468,854

	City of Cape Coral, Florida Special Obligation Refunding Revenue
1,000,000	5.000%, 10/01/37 Series 2017	Aa3/AA/NR	1,237,740

	CIVICVentures, Alaska Revenue Refunding, Anchorage Convention Center
1,000,000	5.000%, 09/01/28	NR/A+/AA-	1,109,760
1,000,000	5.000%, 09/01/29	NR/A+/AA-	1,104,730
1,000,000	5.000%, 09/01/30	NR/A+/AA-	1,100,550

	Downtown Redevelopment Authority, Texas Tax Increment Contract Revenue
1,000,000	5.000%, 09/01/30 BAMI Insured	NR/AA/NR	1,178,200

	Eagle Mountain, Utah Special Assessment Area
225,000	5.250%, 05/01/28 Series 2013	NR/A+/NR	241,650

	Harris County, Texas Sports Refunding Senior Lien
500,000	5.000%, 11/15/30 Series A	A3/BBB/NR	560,660

	Hillsborough County, Florida Capital Improvement Non-Ad Valorem Revenue Bonds
1,000,000	4.000%, 08/01/35	Aa1/AAA/Aa+	1,208,160

	Houston, Texas Hotel Occupancy Tax and Special Revenue
500,000	5.000%, 09/01/31	A2/A/NR	553,880

	Jacksonville, Florida Special Revenue and Refunding Bonds
1,015,000	5.250%, 10/01/32 Series A	A1/AA/AA-	1,126,132

	Matanuska-Susitna Borough, Alaska Lease Revenue Refunding, Goose Creek Correctional Center
1,085,000	5.000%, 09/01/32 Series 2015	A1/A+/A	1,240,329

	Mesquite, Nevada New Special Improvement District
210,000	5.500%, 08/01/25	NR/NR/NR*	210,603

	Midvale, Utah Redevelopment Agency Tax Increment & Sales Tax Revenue Refunding
750,000	5.000%, 05/01/28	NR/AA+/NR	933,780
1,230,000	5.000%, 05/01/31	NR/AA+/AA	1,541,694
1,000,000	5.000%, 05/01/32	NR/AA+/NR	1,230,860

	Murray City, Utah Municipal Building Authority Lease Revenue
380,000	4.000%, 12/01/30 Series 2020	Aa3/NR/NR	470,265
480,000	4.000%, 12/01/31 Series 2020	Aa3/NR/NR	591,686
300,000	4.000%, 12/01/32 Series 2020	Aa3/NR/NR	368,667

	Old Spanish Trail/Almeda Corridors Redevelopment Authority, Texas Tax Increment Contract Revenue
1,000,000	4.000%, 09/01/35 BAMI Insured	NR/AA/NR	1,166,760

	Orange County, Florida Tourist Development Tax Revenue Refunding
1,000,000	5.000%, 10/01/30	Aa2/AA-/AA	1,172,750

	Saint George Place, Texas Redevelopment Authority Tax Increment Contract
605,000	4.000%, 09/01/30 AGMC Insured	A2/AA/NR	684,267

	Salt Lake City, Utah Local Building Authority Lease Revenue
955,000	4.000%, 10/15/23 Series A	Aa1/NR/AA+	1,000,200
600,000	5.000%, 04/15/32 Series A	Aa1/NR/NR	731,874
395,000	4.000%, 04/15/32 Series A	Aa1/NR/NR	449,012
425,000	4.000%, 04/15/34 Series A	Aa1/NR/NR	481,019
1,075,000	5.000%, 04/15/35 Series A	Aa1/NR/NR	1,304,459
460,000	4.000%, 04/15/36 Series A	Aa1/NR/NR	518,319

	Salt Lake City, Utah Mosquito Abatement District Local Building Authority Lease Revenue
730,000	5.000%, 02/15/29	Aa3/NR/NR	894,746
810,000	5.000%, 02/15/31	Aa3/NR/NR	992,979

	South Jordan, Utah Special Assessment (Daybreak Assessment Area No. 1)
1,070,000	4.000%, 11/01/27	NR/AA+/NR	1,257,849
1,355,000	4.000%, 11/01/28	NR/AA+/NR	1,586,122
1,175,000	4.000%, 11/01/30	NR/AA+/NR	1,367,171

	South Salt Lake, Utah Redevelopment Agency Excise Tax & Tax Increment Revenue Refunding
1,000,000	4.000%, 11/01/28 Series 2020	NR/AA/NR	1,188,090
1,035,000	4.000%, 11/01/29 Series 2020	NR/AA/NR	1,244,608
1,080,000	4.000%, 11/01/30 Series 2020	NR/AA/NR	1,313,755

	St. Augustine, Florida Capital Improvement Refunding
500,000	5.000%, 10/01/34	Aa3/AA/AA-	551,595

	St. Lucie County, Florida School Board COP Master Lease Program
500,000	5.000%, 07/01/30 Series A	A1/A/A+	544,040

	Tooele County, Utah Municipal Building Authority Lease Revenue Cross-Over
850,000	4.000%, 12/15/28	NR/AA-/NR	995,299
885,000	4.000%, 12/15/29	NR/AA-/NR	1,028,423
920,000	4.000%, 12/15/30	NR/AA-/NR	1,059,610

	Unified Utah Fire Service Area Local Building Authority Lease Revenue
1,800,000	4.000%, 04/01/31	Aa2/NR/NR	2,225,862
2,350,000	4.000%, 04/01/32	Aa2/NR/NR	2,661,234
1,875,000	4.000%, 04/01/32	Aa2/NR/NR	2,301,806

	Washington County, Utah Municipal Building Authority Lease Revenue
500,000	5.000%, 10/01/32	Aa3/NR/NR	602,885
500,000	5.000%, 10/01/37	Aa3/NR/NR	597,790

	Weber County, Utah Special Assessment Summit Mountain Area
1,550,000	5.500%, 01/15/28	NR/AA/NR	1,671,660
4,020,000	5.750%, 01/15/33	NR/AA/NR	4,350,926

	West Jordan, Utah Municipal Building Authority Lease Revenue
1,000,000	5.000%, 10/01/29	Aa3/NR/NR	1,210,900
1,000,000	5.000%, 10/01/34	Aa3/NR/NR	1,202,930

	West Palm Beach, Florida Community Redevelopment Agency Tax Increment Revenue Refunding
1,500,000	5.250%, 03/01/31	NR/A/AA-	1,782,675

	West Valley City, Utah Municipal Building Authority Lease Revenue Refunding
900,000	4.000%, 02/01/33 AGMC Insured	NR/AA/AA-	1,013,121
1,000,000	5.000%, 02/01/34 AGMC Insured	NR/AA/AA-	1,203,160
300,000	5.000%, 02/01/34 AGMC Insured	NR/AA/AA-	373,932
810,000	4.000%, 02/01/38 AGMC Insured	NR/AA/AA-	894,524

	West Valley City, Utah Redevelopment Agency Revenue Refunding
1,885,000	5.000%, 11/01/36	NR/AA/NR	2,280,021

	Total Local Public Property		66,593,323

	Public Schools (1.5%)

	Alpine, Utah Local Building Authority School District Lease Revenue
985,000	4.000%, 03/15/28	Aa1/NR/NR	1,155,661

	Davis County, Utah Municipal Building Authority Crossover Refunding Lease Revenue
1,085,000	4.000%, 11/01/32 Series 2020	NR/AA/NR	1,317,212

	Grand City, Utah Local Building Authority School District Lease Revenue
1,665,000	5.000%, 12/15/34 AGMC Insured	A1/AA/NR	1,959,305

	Ogden City, Utah Municipal Building Authority School District Lease Revenue
1,125,000	5.000%, 01/15/30	A1/NR/NR	1,382,130
1,315,000	5.000%, 01/15/31	A1/NR/NR	1,451,550

	Uintah County, Utah School District Municipal Building Authority Lease Revenue Refunding
358,000	2.000%, 08/01/22	NR/NR/NR*	358,544

	Total Public Schools		7,624,402

	Sales Tax (10.9%)

	Central Puget Sound, Washington Regional Transit Authority Sales & Use Tax Improvement & Refunding
1,000,000	5.000%, 11/01/31	Aa1/AAA/NR	1,187,640

	Cottonwood Heights, Utah Sales Tax Revenue
2,000,000	5.000%, 07/01/32 Series 2014	NR/AA+/NR	2,264,980

	Herriman City, Utah Sales & Franchise Tax Revenue Refunding
1,735,000	4.000%, 08/01/25 Series B	NR/AA+/NR	1,862,436
2,135,000	4.000%, 08/01/30 Series B	NR/AA+/NR	2,427,153
1,515,000	5.000%, 08/01/33 Series B	NR/AA+/NR	1,781,625

	Lehi, Utah Franchise & Sales Tax Revenue (Broadband Project)
985,000	5.000%, 02/01/27 Series 2021 AGMC Insured	NR/AA/NR	1,213,569
1,000,000	4.000%, 02/01/32 Series 2021 AGMC Insured	NR/AA/NR	1,235,930
1,000,000	4.000%, 02/01/33 Series 2021 AGMC Insured	NR/AA/NR	1,231,990
500,000	4.000%, 02/01/34 Series 2021 AGMC Insured	NR/AA/NR	614,030
500,000	4.000%, 02/01/35 Series 2021 AGMC Insured	NR/AA/NR	612,695

	Lehi, Utah Sales Tax Revenue
1,220,000	4.000%, 06/01/35 Series 2019	NR/AA+/NR	1,421,715
420,000	4.000%, 06/01/36 Series 2019	NR/AA+/NR	488,363

	Mapleton City, Utah Municipal Energy Sales & Sales Tax & Telecommunications Fee
1,085,000	3.000%, 06/15/31 Series 2021	NR/A/NR	1,207,594
780,000	3.000%, 06/15/33 Series 2021	NR/A/NR	862,774
1,255,000	3.000%, 06/15/36 Series 2021	NR/A/NR	1,359,303

	Miami-Dade County, Florida Transit System Sales Surtax Revenue
1,000,000	5.000%, 07/01/34	A1/AA/AA	1,169,400

	Ogden City, Utah Franchise Tax Revenue
1,625,000	3.000%, 01/15/31	NR/AA/NR	1,847,479

	Providence City, Utah Franchise & Sales Tax Revenue
1,270,000	3.000%, 03/01/29 Series 2021	NR/A-/NR	1,427,988

	Reno, Nevada Sales Tax Revenue, First Lien, ReTRAC-Reno Transportation Rail Access Corridor Project
500,000	5.000%, 06/01/26	A3/NR/NR	576,955

	Riverton City, Utah Franchise & Sales Tax Revenue
750,000	4.000%, 06/01/30	NR/AA+/AAA	848,595

	Salt Lake County, Utah Sales Tax Revenue
525,000	5.000%, 02/01/24 Series 2012A	NR/AAA/AAA	539,711
1,655,000	4.000%, 02/01/34 Series B	NR/AAA/AAA	1,900,288

	South Jordan, Utah Redevelopment Agency Subordinated Sales Tax & Tax Increment Revenue
1,000,000	5.000%, 04/01/29	NR/AA/AAA	1,164,160

	Summit County, Utah Transportation Sales Tax Revenue
1,200,000	4.000%, 12/15/28 Series 2018	NR/AA/NR	1,392,072
1,450,000	4.000%, 12/15/29 Series 2018	NR/AA/NR	1,674,301

	Utah County, Utah Excise Tax Revenue Refunding
1,690,000	4.000%, 12/01/36 Series 2020	NR/AA+/NR	1,999,101

	Utah Transit Authority Sales Tax Revenue
2,950,000	4.000%, 12/15/34 Series A	Aa2/AA/AA	3,568,055
3,440,000	4.000%, 12/15/37 Series A	Aa2/AA/AA	4,136,325
1,560,000	5.000%, 06/15/37 Series A	A1/A+/AA	1,768,728
3,580,000	4.000%, 12/15/38 Series A	Aa2/AA/AA	4,295,391

	Utah Transit Authority Sales Tax Revenue Subordinated
1,000,000	5.000%, 12/15/32	A1/A+/AA	1,237,830

	Utah Transit Authority Sales Tax Revenue Subordinated, Capital Appreciation
1,000,000	zero coupon, 12/15/32	A1/A+/AA	749,060

	Watertown, South Dakota Sales Tax Revenue
1,110,000	3.000%, 12/01/34 Series 2021	NR/A/NR	1,210,300

	West Valley City, Utah Sales Tax Revenue Capital Appreciation Bonds, Refunding
3,500,000	zero coupon, 07/15/35	NR/AA+/NR	2,059,995

	Total Sales Tax		53,337,531

	State Agency (1.7%)

	Utah Infrastructure Agency Telecommunications & Franchise Tax, Clearfield City
315,000	5.000%, 10/15/25 Series 2020	NR/A+/NR	369,199
335,000	5.000%, 10/15/26 Series 2020	NR/A+/NR	403,575
350,000	5.000%, 10/15/27 Series 2020	NR/A+/NR	430,791

	Utah Infrastructure Agency Telecommunications & Franchise Tax, Layton City
500,000	5.000%, 10/15/30 Series 2018	NR/A+/NR	618,315

	Utah Infrastructure Agency Telecommunications & Franchise Tax, Payson City
485,000	5.000%, 10/01/29 Series 2019	NR/A+/NR	592,607
640,000	4.000%, 10/01/34 Series 2019	NR/A+/NR	754,810

	Utah Infrastructure Agency Telecommunications Revenue & Refunding Bonds
610,000	5.000%, 10/15/21 Series A	NR/NR/BBB-	617,161
640,000	5.000%, 10/15/22 Series A	NR/NR/BBB-	677,805
750,000	4.000%, 10/15/22 Series A	NR/NR/BBB-	784,688

	Utah State Building Ownership Authority Lease Revenue Refunding State Facilities Master Lease Program
1,000,000	5.000%, 05/15/24	Aa1/AA+/NR	1,133,100
905,000	4.000%, 05/15/29	Aa1/AA+/NR	1,074,344
940,000	4.000%, 05/15/30	Aa1/AA+/NR	1,105,835

	Total State Agency		8,562,230

	Transportation (0.9%)

	Clark County, Nevada Highway Improvement Revenue Indexed Fuel Tax & Subordinate Motor Vehicle Fuel Tax
2,000,000	5.000%, 07/01/31	Aa3/AA-/NR	2,345,700
500,000	5.000%, 07/01/36	Aa3/AA-/NR	615,755

	Salt Lake County, Utah Excise Tax Road Revenue
1,000,000	4.000%, 08/15/31 Series 2017	NR/AAA/AAA	1,171,300

	Utah Transit Authority Sales Tax & Transportation Revenue
195,000	5.250%, 06/15/32 AGMC Insured	Aa2/AA/AA	267,396

	Total Transportation		4,400,151

	Water and Sewer (11.9%)

	Anacortes, Washington Utility System Improvement and Refunding, Green Bond
1,025,000	4.000%, 12/01/33 Series 2020 BAMI Insured	NR/AA/NR	1,244,114

	Brian Head, Utah Water Revenue Refunding
720,000	3.000%, 04/01/36 Series 2021 AGMC Insured	NR/AA/NR	806,378

	Central Utah Water Conservancy District Refunding
1,785,000	5.000%, 10/01/37 Series 2020D	NR/AA+/AA+	2,366,482
1,000,000	4.000%, 10/01/38 Series 2020D	NR/AA+/AA+	1,227,040

	Central Valley, Utah Water Reclamation Facility, Green Bond
1,215,000	3.000%, 03/01/32 Series 2021B	NR/AA/AA	1,363,546
1,255,000	3.000%, 03/01/33 Series 2021B	NR/AA/AA	1,400,731
1,090,000	3.000%, 03/01/34 Series 2021B	NR/AA/AA	1,210,794
1,330,000	3.000%, 03/01/35 Series 2021B	NR/AA/AA	1,469,756
2,360,000	4.000%, 03/01/34 Series 2021C	NR/AA/AA	2,937,917

	Eagle Mountain, Utah Water & Sewer Revenue Refunding
420,000	4.000%, 11/15/24 Series A BAMI Insured	NR/AA/NR	470,673

	El Paso, Texas Water & Sewer Revenue Refunding
1,000,000	4.500%, 03/01/31 Series C	NR/AA+/AA+	1,140,090

	Florida State Governmental Utility Authority Refunding Revenue Bonds (Lehigh Utility System)
500,000	5.000%, 10/01/31 Series 2014 AGMC Insured	A1/AA/NR	572,425

	Herriman City, Utah Water Revenue Refunding
450,000	4.000%, 01/01/35 Series 2021 AGMC Insured	NR/AA/NR	552,915

	Hooper, Utah Water Improvement District Revenue Refunding
1,000,000	4.000%, 06/15/34 Series 2019	NR/AA-/NR	1,156,840
220,000	4.000%, 06/15/39 Series 2019	NR/AA-/NR	252,155

	Houston, Texas Combined Utility System First Lien Revenue Refunding
1,200,000	4.000%, 11/15/33 Series 2021A	NR/AA/AA	1,522,032

	Jordan Valley, Utah Water Conservancy District Revenue
1,000,000	5.000%, 10/01/26 Series B	NR/AA+/AA+	1,229,360
1,000,000	4.000%, 10/01/32 Series B	NR/AA+/AA+	1,171,980
1,145,000	4.000%, 10/01/32 Series 2021A†††	NR/AA+/AA+	1,455,398

	Jordanelle, Utah Special Service District
268,000	5.700%, 11/15/21	NR/NR/NR*	269,166
283,000	5.800%, 11/15/22	NR/NR/NR*	284,322
299,000	6.000%, 11/15/23	NR/NR/NR*	300,591

	Lakewood, Washington Water District, Pierce County
750,000	4.000%, 12/01/37 Series 2019A AMT	NR/AA-/NR	844,763

	Miami-Dade County, Florida Water and Sewer Revenue System
2,000,000	5.000%, 10/01/26	Aa3/AA-/A+	2,379,220

	Okaloosa County, Florida Water and Sewer Revenue
1,000,000	5.000%, 07/01/30	Aa3/NR/AA+	1,175,020

	Orem, Utah Water, Sewer and Storm Sewer
540,000	4.000%, 07/15/34 Series 2021A	NR/AA+/AAA	679,131

	Park City, Utah Water Revenue Green Bonds
5,175,000	3.000%, 12/15/33 Series 2020	Aa2/AA/NR	5,921,960

	Pleasant Grove City, Utah Storm Water Revenue Refunding
205,000	4.000%, 07/15/27 Series 2020 BAMI Insured	NR/AA/NR	243,718
370,000	4.000%, 07/15/28 Series 2020 BAMI Insured	NR/AA/NR	446,142
485,000	4.000%, 07/15/29 Series 2020 BAMI Insured	NR/AA/NR	593,606
510,000	4.000%, 07/15/30 Series 2020 BAMI Insured	NR/AA/NR	632,538
525,000	4.000%, 07/15/31 Series 2020 BAMI Insured	NR/AA/NR	648,260

	Salt Lake City, Utah Public Utilities Revenue
1,000,000	5.000%, 02/01/32	Aa1/AAA/NR	1,189,420
1,400,000	5.000%, 02/01/33	Aa1/AAA/NR	1,663,102
1,000,000	5.000%, 02/01/35	Aa1/AAA/NR	1,183,480
500,000	4.000%, 02/01/38	Aa1/AAA/NR	596,095
3,535,000	5.000%, 02/01/42 Series 2020	Aa1/AAA/NR	4,463,008

	San Antonio, Texas Water Revenue System Junior Lien
500,000	4.000%, 05/15/37 Series 2020C	Aa2/AA/AA	608,200

	San Jacinto, Texas River Authority Woodlands Waste Disposal
1,000,000	5.000%, 10/01/30 BAMI Insured	NR/AA/NR	1,101,760

	Texas Water Development Board
1,000,000	5.000%, 10/15/28 Series 2018 A	NR/AAA/AAA	1,277,150

	Trinity, Texas River Authority Regional Wastewater System Revenue Refunding
1,125,000	3.000%, 08/01/32 Series 2020	NR/AAA/AA+	1,280,756

	Utah Water Finance Agency Revenue
950,000	4.000%, 03/01/33	NR/AA/AA+	1,092,025
1,000,000	4.000%, 03/01/34	NR/AA/AA	1,192,650
1,000,000	5.000%, 03/01/35	NR/AA/AA	1,212,900
1,295,000	5.000%, 03/01/38	NR/AA/AA	1,635,171

	Weber Basin, Utah Water Conservancy District Refunding
915,000	4.000%, 10/01/31 Series A	NR/AA+/AAA	1,001,147

	West Harris County, Texas Regional Water Authority
815,000	5.000%, 12/15/26 Series A	A1/AA-/A+	975,604

	Total Water and Sewer		58,441,531

	Total Revenue Bonds		341,648,940

	Pre-Refunded Bonds\ Escrowed to Maturity Bonds (11.4%)††

	Pre-Refunded General Obligation Bonds (1.7%)

	City and County (1.4%)

	Reedy Creek, Florida Improvement District
1,000,000	5.250%, 06/01/29 Series A	Aa3/AA-/NR	1,096,820

	Henderson, Nevada Refunding Various Purpose
1,000,000	5.000%, 06/01/33 Series B	Aa2/AA+/NR	1,091,040
750,000	5.000%, 06/01/30 Series 2014	Aa2/AA+/NR	851,955
750,000	5.000%, 06/01/35 Series 2014	Aa2/AA+/NR	851,955

	Miami Gardens, Florida
1,000,000	5.000%, 07/01/29	A1/A+/NR	1,139,490

	Washoe County, Nevada Refunding Reno Sparks Convention
2,000,000	5.000%, 07/01/28	Aa2/NR/NR	2,000,000

	Total City and County		7,031,260

	Public Schools (0.3%)

	Leander Independent School District, Texas (Williamson & Travis Counties) Unlimited Tax School Building
2,035,000	zero coupon, 08/15/47 Series 2014 C PSF Guaranteed	NR/NR/NR*	574,440

	Wylie, Texas Independent School District Capital Appreciation
1,000,000	zero coupon, 08/15/32 PSF Guaranteed	Aaa/NR/NR	754,480

	Total Public Schools		1,328,920

	Total Pre-Refunded General Obligation Bonds		8,360,180

	Pre-Refunded\ Escrowed to Maturity Revenue Bonds (9.7%)

	Electric (2.3%)

	Utah Associated Municipal Power System Revenue, Horse Butte Wind Project
1,005,000	5.000%, 09/01/32 Series A	NR/A-/NR	1,061,903

	Utah Associated Municipal Power System Revenue Refunding, Payson Power Project
2,000,000	5.000%, 04/01/24	NR/A-/NR	2,024,260
1,000,000	5.000%, 04/01/25	NR/A-/NR	1,012,130
6,375,000	5.000%, 04/01/26	NR/A-/NR	6,452,329

	Wyoming Municipal Power Agency Power Supply System Revenue
665,000	5.000%, 01/01/27 Series A BAMI Insured ETM	A2/AA/NR	819,347

	Total Electric		11,369,969

	Higher Education (0.8%)

	Florida Higher Education Facilities Authority Revenue, Refunding, Rollins College Project
1,000,000	5.000%, 12/01/37 Series A	A2/NR/NR	1,068,030

	Utah State University Student Building Fee
1,285,000	5.000%, 12/01/29 Series B	NR/AA/NR	1,403,284
1,355,000	5.000%, 12/01/30 Series B	NR/AA/NR	1,479,728

	Total Higher Education		3,951,042

	Sales Tax (0.8%)

	Riverton City, Utah Franchise & Sales Tax Revenue
1,000,000	5.250%, 12/01/36	NR/AA+/AAA	1,096,820

	Salt Lake County, Utah Sales Tax Revenue Refunding
1,475,000	5.000%, 02/01/24 Series 2012A	NR/NR/NR*	1,515,622

	Utah Transit Authority Sales Tax Revenue
1,000,000	5.000%, 06/15/32	A1/A+/AA	1,046,450

	Total Sales Tax		3,658,892

	State Agency (1.6%)

	Utah Infrastructure Agency Telecommunications & Franchise Tax
1,970,000	5.250%, 10/15/30	A2/NR/NR	2,369,083
1,000,000	5.000%, 10/15/33	A2/NR/NR	1,108,700
1,630,000	5.250%, 10/15/38	A2/NR/NR	1,816,456
1,000,000	5.500%, 10/15/30 Series A AGMC Insured	A2/NR/NR	1,015,320
1,475,000	5.250%, 10/15/33 Series A AGMC Insured	A2/NR/NR	1,496,550

	Total State Agency		7,806,109

	Transportation (2.0%)

	Utah Transit Authority Sales Tax Revenue Refunding
3,440,000	5.000%, 06/15/37 Series A	NR/NR/NR*	4,061,436

	Utah Transit Authority Sales Tax Revenue Subordinated
5,000,000	5.000%, 06/15/34 Series A	A1/A+/AA	5,903,250

	Total Transportation		9,964,686

	Water and Sewer (2.2%)

	Central Utah Water Conservancy District Refunding, Jordanelle Hydrant
1,125,000	4.500%, 10/01/27 Series A	NR/AA/AA+	1,136,621

	Davie, Florida Water & Sewer Revenue
1,000,000	5.000%, 10/01/32 AGMC Insured	A1/AA/NR	1,012,130

	Miami-Dade County, Florida Water and Sewer Revenue System
1,000,000	5.000%, 10/01/31 Series A	Aa3/AA-/A+	1,060,670

	Mountain Regional Water Special Service District, Utah Water Revenue Refunding
3,000,000	5.000%, 12/15/33 AGMC Insured	NR/AA/AA	3,066,660

	Ogden City, Utah Sewer & Water Revenue Bonds
1,160,000	5.250%, 06/15/30 Series B	Aa3/AA-/NR	1,274,596

	Ogden City, Utah Storm Drain Revenue Bonds
500,000	5.250%, 06/15/28	NR/NR/NR*	548,360

	Salt Lake & Sandy, Utah Metropolitan Water District, Water Revenue
1,100,000	5.000%, 07/01/37 Series A	NR/AA+/NR	1,153,372

	Sarasota, Florida Utility System Revenue Refunding
1,455,000	5.000%, 10/01/27	NR/AA+/AA+	1,472,649

	Total Water and Sewer		10,725,058

	Total Pre-Refunded\ Escrowed to Maturity Revenue Bonds		47,475,756

	Total Pre-Refunded\ Escrowed to Maturity Bonds		55,835,936

	Total Municipal Bonds (cost $459,685,720)		485,698,022

Shares	Short-Term Investment (0.6%)

3,273,463	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 0.01%** (cost $3,273,463)	Aaa-mf/AAAm/NR	3,273,463

	Total Investments (cost $462,959,183-note b)	99.6%	488,971,485
	Other assets less liabilities	0.4	1,977,214
	Net Assets	100.0%	$ 490,948,699

Portfolio Distribution By Quality Rating	Percent of Investments†
Aaa of Moody's or AAA of S&P and Fitch	13.8%
Pre-refunded bonds\ ETM bonds††	11.5
Aa of Moody's or AA of S&P and Fitch	55.8
A of Moody's or S&P and Fitch	13.5
BBB of S&P and Fitch	2.3
Not Rated*	3.1
100.0%

PORTFOLIO ABBREVIATIONS:
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
BAMAC - Build America Mutual Assurance Co.
BAMI - Build America Mutual Insurance
COP - Certificates of Participation
ETM - Escrowed to Maturity
FHA - Federal Housing Administration
GNMA - Government National Mortgage Association
IHC - Intermountain Health Care
NR - Not Rated
PSF- Permanent School Fund
VRDN - Variable Rate Demand Note

*	Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

**	The rate is an annualized seven-day yield at period end.

***	Variable rate demand notes (VRDNs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond's originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.

†††	Security purchased on a delayed delivery or when-issued basis.

See accompanying notes to financial statements.

AQUILA TAX-FREE FUND FOR UTAH

NOTES TO FINANCIAL STATEMENTS

June 30, 2021

(unaudited)

(a)	(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)	(b) At June 30, 2021, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $462,959,183 amounted to $26,012,302, which consisted of aggregate gross unrealized appreciation of $26,373,668 and aggregate gross unrealized depreciation of $361,366.

(c)	(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2021:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$3,273,463
Level 2 – Other Significant Observable Inputs- Municipal Bonds	485,698,022
Level 3 – Significant Unobservable Inputs	–
Total	$488,971,485
+ See schedule of investments for a detailed listing of securities.